Description of Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of cumulative effect of adoption of revenue standard (Detail) - USD ($)
$ / shares in Units, $ in Thousands
	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 06, 2017	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017		Jan. 01, 2019
Assets
EIP receivables, net			$ 31,750	$ 22,165			$ 22,421
Prepaid expenses and other current assets			25,569	12,609			20,270
Deferred income taxes			73,216	10,746			9,315
Other assets			31,546	23,648			24,268
Liabilities and Shareholders' Deficit
Customer deposits and unearned revenue			20,237	16,995			18,966
Other current liabilities and accrued expenses			123,612	143,435			144,185
Total shareholders' deficit		$ 6,190	(7,792)	(33,616)	$ 6,190		(29,231)
Revenues
Total revenues			693,927	798,175	778,900
Operating expenses
Cost of equipment sales			164,543	233,781	197,685
Sales and marketing			83,142	100,623	103,348
Other operating expenses			417,584
Total operating expenses			665,269
Operating income			28,658	21,585	34,184
Other Income and Expenses [Abstract]
Other expenses, net			(45,432)	(48,426)	(56,061)
Income tax benefit			40,796	(4,889)	(8,181)
Net income (loss)	$ (1,066)	(28,992)	24,022	(31,730)	(30,058)
Less: Net income attributable to noncontrolling interests			(21,144)	11,525	14,721
Net income (loss) attributable to Trilogy International Partners Inc.		$ (15,337)	$ 2,878	$ (20,205)	$ (15,337)
Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic		$ (0.34)	$ 0.05	$ (0.38)	$ (0.34)	[1]
Diluted		$ (0.41)	$ 0.05	$ (0.39)	$ (0.41)	[1]
Wireless Service
Revenues
Total revenues			$ 457,192	$ 500,327	$ 526,199
Wireline Service
Revenues
Total revenues			69,317	61,804	57,131
Equipment Sales
Revenues
Total revenues			157,506	221,610	178,836
Non-subscriber ILD and other Revenues
Revenues
Total revenues			9,912	$ 14,434	$ 16,734
Previous Revenue Standard
Assets
EIP receivables, net			29,128				22,165
Prepaid expenses and other current assets			13,219				12,609
Deferred income taxes			78,032				10,746
Other assets			25,054				23,648
Liabilities and Shareholders' Deficit
Customer deposits and unearned revenue			17,262				16,995
Other current liabilities and accrued expenses			122,753				143,435
Total shareholders' deficit			(20,606)				(33,616)
Revenues
Total revenues			694,860
Operating expenses
Cost of equipment sales			164,508
Sales and marketing			95,744
Other operating expenses			417,584
Total operating expenses			677,836
Operating income			17,024
Other Income and Expenses [Abstract]
Other expenses, net			(45,432)
Income tax benefit			44,120
Net income (loss)			15,712
Less: Net income attributable to noncontrolling interests			(17,002)
Net income (loss) attributable to Trilogy International Partners Inc.			$ (1,290)
Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic			$ (0.02)
Diluted			$ (0.02)
Previous Revenue Standard | Wireless Service
Revenues
Total revenues			$ 461,734
Previous Revenue Standard | Wireline Service
Revenues
Total revenues			69,481
Previous Revenue Standard | Equipment Sales
Revenues
Total revenues			153,256
Previous Revenue Standard | Non-subscriber ILD and other Revenues
Revenues
Total revenues			10,389
Impact of Adoption
Assets
EIP receivables, net			2,622				256
Prepaid expenses and other current assets			12,350				7,661
Deferred income taxes			(4,816)				(1,431)
Other assets			6,492				620
Liabilities and Shareholders' Deficit
Customer deposits and unearned revenue			2,975				1,971
Other current liabilities and accrued expenses			859				750
Total shareholders' deficit			12,814				$ 4,385
Revenues
Total revenues			(933)
Operating expenses
Cost of equipment sales			35
Sales and marketing			(12,602)
Total operating expenses			(12,567)
Operating income			11,634
Other Income and Expenses [Abstract]
Income tax benefit			(3,324)
Net income (loss)			8,310
Less: Net income attributable to noncontrolling interests			(4,142)
Net income (loss) attributable to Trilogy International Partners Inc.			$ 4,168
Net (loss) income attributable to Trilogy International Partners Inc. per share:
Basic			$ 0.07
Diluted			$ 0.07
Impact of Adoption | Wireless Service
Revenues
Total revenues			$ (4,542)
Impact of Adoption | Wireline Service
Revenues
Total revenues			(164)
Impact of Adoption | Equipment Sales
Revenues
Total revenues			4,250
Impact of Adoption | Non-subscriber ILD and other Revenues
Revenues
Total revenues			$ (477)

[1]	For the period from February 7, 2017 through December 31, 2017